SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2024
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

11.    SPECIAL TERMINATION ARRANGEMENTS

As of December 31, 2024 and 2023, special termination arrangements amounted to $4,030,275 and $9,130,178, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2024 and 2023 were $3,086,312 and $3,178,727, respectively included in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2024	12/31/2023
Balances at the beginning	9,130,178	16,163,033
Additions to profit or loss	3,086,312	3,178,727
Monetary result benefits paid to participants	(3,248,738)	(1,369,489)
Benefits paid to participants	(4,937,477)	(8,842,093)
Balances at closing	4,030,275	9,130,178